Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2011	2012
	US$	US$
Salaries and social welfare payables	1,109	3,769
Other taxes payables	1,031	5,651
Rental payables	211	259
Accrued legal and professional expenses	790	1,175
Accrued traveling and entertainment expenses	164	411
Others	351	533

Total	3,656	11,798